Note 1 - Nature of Operations and Going Concern	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of the nature of operations and going concern [text block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

Xiana Mining Inc.
(the “Company” or “Xiana”) is incorporated under the laws of British Columbia, Canada. The Company is engaged in the acquisition, exploration and development of mineral properties. The Company is an exploration stage company. The address of its head office is
507
-
837
West Hastings Street, Vancouver, British Columbia, Canada,
V6C
3N7.

Effective
October 23, 2013,
the Company changed its name from Dorato Resources Inc. to Xiana Mining Inc. and commenced trading under the new trading symbol “XIA”. All other entities and related companies
’ names remained the same. The Company is a publicly traded company listed on the TSX Venture Exchange, on the OTCQX market in the United States under the symbol “DRIFF” and on the Frankfurt Stock Exchange under the symbol
“DO51”.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will be able to continue in operation for the foreseeable future, and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company has not
generated revenue from operations; additional financing will be required in the foreseeable future to fund the Company’s business plan.

For the year ended
January 31, 2018,
the Company incurred a net loss of $
285,490
(
2017
–
$1,807,330;
2016
-
$74,072
), and as at
January 31, 2018,
has a working capital of
$842,194
(
2017
– deficiency of
$463,566
), an accumulated deficit of
$66,267,917
(
2017
-
$65,982,427
), limited resources,
no
source of operating cash flow and
no
assurances that sufficient funding will be available to conduct further exploration and development of its mineral property interests. These circumstances comprise material uncertainties which cast substantial doubt as to the ability of the Company to meet its obligations as they fall due, and accordingly, the ability of the Company to continue as a going concern.

The
Company will require additional financing to carry out its near-term plans, and to meet its obligations. The Company does not
generate cash flow from operations to fund its activities and has therefore relied principally upon the issuance of securities for financing. Future capital requirements will depend on many factors, including the Company’s ability to execute its business plan. The Company intends to continue relying upon the issuance of securities to finance its future activities, but there can be no
assurance that such financing will be available on a timely basis under terms acceptable to the Company, particularly in view of current market conditions. Although these consolidated financial statements do not
include any adjustments that
may
result from the inability to secure future financing, such a situation would have a material adverse effect on the Company’s recoverability of assets, classification of assets and liabilities, and results of operations should the Company be unable to continue as a going concern.

The business of mining and exploration involves a high degree of risk and there can be no
assurance that current exploration programs will result in profitable mining operations
. The Company has
no
source of revenue, and has significant cash requirements to meet its administrative overhead.